Annual Operating Expenses {- Fidelity Intermediate Municipal Income Fund} - 12.31 Fidelity Intermediate Municipal Income Fund Retail PRO-10 - Fidelity Intermediate Municipal Income Fund - Fidelity Intermediate Municipal Income Fund
Mar. 01, 2022
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.32%